Details of Movement in Restructuring Provisions Recognized (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Initial provision recognised	$ 4,525	$ 9,817
Restructuring - Fiscal 2012 Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised	4,644
Cash payments	(3,854)
Foreign exchange movement	(4)
Closing provision	786
Restructuring - Fiscal 2011 Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised		9,817
Cash payments	(3,349)	(5,689)
Amounts released	(127)
Property, plant and equipment write-off	(263)	(55)
Foreign exchange movement	5	(199)
Closing provision	140	3,874
Restructuring - Fiscal 2011 Plan | 1st Quarter 2011 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised		5,002
Restructuring - Fiscal 2011 Plan | 3rd Quarter 2011 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised		4,815
Workforce Reduction | Restructuring - Fiscal 2012 Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised	3,394
Cash payments	(3,030)
Foreign exchange movement	(4)
Closing provision	360
Workforce Reduction | Restructuring - Fiscal 2011 Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised		7,836
Cash payments	(2,146)	(5,438)
Amounts released	(32)
Foreign exchange movement	(20)	(164)
Closing provision	36	2,234
Workforce Reduction | Restructuring - Fiscal 2011 Plan | 1st Quarter 2011 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised		3,956
Workforce Reduction | Restructuring - Fiscal 2011 Plan | 3rd Quarter 2011 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised		3,880
Office Consolidations | Restructuring - Fiscal 2012 Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised	1,250
Cash payments	(824)
Closing provision	426
Office Consolidations | Restructuring - Fiscal 2011 Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised		1,981
Cash payments	(1,203)	(251)
Amounts released	(95)
Property, plant and equipment write-off	(263)	(55)
Foreign exchange movement	25	(35)
Closing provision	104	1,640
Office Consolidations | Restructuring - Fiscal 2011 Plan | 1st Quarter 2011 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised		1,046
Office Consolidations | Restructuring - Fiscal 2011 Plan | 3rd Quarter 2011 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised		$ 935